Average Annual Total Returns - Retail Class - Transamerica Unconstrained Bond	A 1 Year	A 5 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.53%	5.15%	4.04%	Dec. 08, 2014	6.05%	3.69%	2.60%	4.40%	3.30%	2.44%	1.08%	1.50%	1.28%